Consolidated Statements of Shareholders' Equity (Deficit) (USD $)	4 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended						8 Months Ended	12 Months Ended																																8 Months Ended	12 Months Ended													164 Months Ended	12 Months Ended																		8 Months Ended	12 Months Ended							8 Months Ended	12 Months Ended																								4 Months Ended	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended																			4 Months Ended	12 Months Ended																																					12 Months Ended													8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended													4 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended						12 Months Ended	4 Months Ended	12 Months Ended						8 Months Ended	12 Months Ended																																															12 Months Ended							8 Months Ended	12 Months Ended						8 Months Ended	12 Months Ended							8 Months Ended	12 Months Ended																								4 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended																	12 Months Ended			12 Months Ended																			8 Months Ended	12 Months Ended													4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 30, 2012 Convertible Notes Payable [Member]	Dec. 31, 1996 December 28 ,1995	Dec. 31, 1996 November 07 ,1996	Dec. 31, 1996 November 29, 1996	Dec. 31, 1996 December 19 ,1996	Dec. 31, 1996 December 26 ,1996	Dec. 31, 1999 September 10,1999	Aug. 31, 2009	Dec. 31, 2001 July 01, 2001 (b)	Dec. 31, 2001 August 10 ,2001 (b)	Dec. 31, 2001 August 10 ,2001 (c)	Dec. 31, 2001 November 01 , 2001	Dec. 31, 2002 May 16, 2002	Dec. 31, 2002 May 31 , 2002	Dec. 31, 2002 June 28, 2002	Dec. 31, 2002 July 15, 2002	Dec. 31, 2002 August 01, 2002	Dec. 31, 2002 September 06 , 2002	Dec. 31, 2003 January 07, 2003	Dec. 31, 2003 August 27, 2003	Dec. 31, 2008 1st Quarter	Dec. 31, 2007 1st Quarter	Dec. 31, 2006 1st Quarter	Dec. 31, 2005 1st Quarter	Dec. 31, 2004 1st Quarter	Dec. 31, 2008 2nd Quarter	Dec. 31, 2007 2nd Quarter	Dec. 31, 2006 2nd Quarter	Dec. 31, 2005 2nd Quarter	Dec. 31, 2004 2nd Quarter	Dec. 31, 2008 3rd Quarter	Dec. 31, 2007 3rd Quarter	Dec. 31, 2006 3rd Quarter	Dec. 31, 2005 3rd Quarter	Dec. 31, 2004 3rd Quarter	Dec. 31, 2008 4th Quarter	Dec. 31, 2007 4th Quarter	Dec. 31, 2006 4th Quarter	Dec. 31, 2005 4th Quarter	Dec. 31, 2004 4th Quarter	Aug. 31, 2009 Predecessor	Dec. 31, 2008 Predecessor	Dec. 31, 2007 Predecessor	Dec. 31, 2006 Predecessor	Dec. 31, 2005 Predecessor	Dec. 31, 2004 Predecessor	Dec. 31, 2003 Predecessor	Dec. 31, 2002 Predecessor	Dec. 31, 2001 Predecessor	Dec. 31, 2000 Predecessor	Dec. 31, 1999 Predecessor	Dec. 31, 1998 Predecessor	Dec. 31, 1997 Predecessor	Dec. 31, 1996 Predecessor	Aug. 31, 2009 Predecessor	Dec. 31, 1997 Predecessor December 27, 1997	Dec. 31, 1997 Predecessor December 28 1997	Dec. 31, 1997 Predecessor September 01 ,1997	Dec. 31, 1998 Predecessor August 23 ,1998	Dec. 31, 1998 Predecessor September 29,1998	Dec. 31, 2000 Predecessor January 18, 2000	Dec. 31, 2000 Predecessor March 01 ,2000	Dec. 31, 2000 Predecessor April 04 ,2000	Dec. 31, 2001 Predecessor July 01 ,2001	Dec. 31, 2001 Predecessor July 01, 2001 (b)	Dec. 31, 2001 Predecessor August 10 ,2001	Dec. 31, 2001 Predecessor August 28 ,2001	Dec. 31, 2001 Predecessor September 30, 2001	Dec. 31, 2002 Predecessor April 26, 2002	Dec. 31, 2003 Predecessor May 16 , 2003	Dec. 31, 2003 Predecessor March 31, 2003	Dec. 31, 2003 Predecessor May 09, 2003	Dec. 31, 2003 Predecessor August 27, 2003	Aug. 31, 2009 Predecessor 1st Quarter	Dec. 31, 2008 Predecessor 1st Quarter	Dec. 31, 2007 Predecessor 1st Quarter	Dec. 31, 2006 Predecessor 1st Quarter	Dec. 31, 2005 Predecessor 1st Quarter	Dec. 31, 2004 Predecessor 1st Quarter	Dec. 31, 2003 Predecessor 1st Quarter	Dec. 31, 2002 Predecessor 1st Quarter	Aug. 31, 2009 Predecessor 2nd Quarter	Dec. 31, 2008 Predecessor 2nd Quarter	Dec. 31, 2007 Predecessor 2nd Quarter	Dec. 31, 2006 Predecessor 2nd Quarter	Dec. 31, 2005 Predecessor 2nd Quarter	Dec. 31, 2004 Predecessor 2nd Quarter	Dec. 31, 2003 Predecessor 2nd Quarter	Dec. 31, 2002 Predecessor 2nd Quarter	Dec. 31, 2008 Predecessor 3rd Quarter	Dec. 31, 2007 Predecessor 3rd Quarter	Dec. 31, 2006 Predecessor 3rd Quarter	Dec. 31, 2005 Predecessor 3rd Quarter	Dec. 31, 2004 Predecessor 3rd Quarter	Dec. 31, 2003 Predecessor 3rd Quarter	Dec. 31, 2002 Predecessor 3rd Quarter	Dec. 31, 2001 Predecessor 3rd Quarter	Dec. 31, 2008 Predecessor 4th Quarter	Dec. 31, 2007 Predecessor 4th Quarter	Dec. 31, 2006 Predecessor 4th Quarter	Dec. 31, 2005 Predecessor 4th Quarter	Dec. 31, 2004 Predecessor 4th Quarter	Dec. 31, 2003 Predecessor 4th Quarter	Dec. 31, 2002 Predecessor 4th Quarter	Dec. 31, 2001 Predecessor 4th Quarter	Aug. 31, 2009 Predecessor Pre-Adjusted Balance	Dec. 31, 2009 Successor	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Jun. 30, 2012 Successor	Jun. 30, 2012 Successor Convertible Notes Payable [Member]	Jun. 30, 2012 Successor 1st Quarter	Dec. 31, 2011 Successor 1st Quarter	Dec. 31, 2010 Successor 1st Quarter	Jun. 30, 2012 Successor 2nd Quarter	Dec. 31, 2011 Successor 2nd Quarter	Dec. 31, 2010 Successor 2nd Quarter	Dec. 31, 2011 Successor 3rd Quarter	Dec. 31, 2010 Successor 3rd Quarter	Dec. 31, 2011 Successor 4th Quarter	Dec. 31, 2010 Successor 4th Quarter	Dec. 31, 2002 Series A Preferred Stock April 26, 2002	Dec. 31, 2002 Series A Preferred Stock May 16, 2002	Dec. 31, 2002 Series A Preferred Stock May 31 , 2002	Dec. 31, 2002 Series A Preferred Stock June 28, 2002	Dec. 31, 2002 Series A Preferred Stock July 15, 2002	Dec. 31, 2002 Series A Preferred Stock Predecessor	Dec. 31, 2003 Series A Preferred Stock Predecessor 2nd Quarter	Dec. 31, 2003 Series A Preferred Stock Predecessor 3rd Quarter	Dec. 31, 2010 Series A Preferred Stock Successor	Dec. 31, 2003 Series B Preferred Stock May 16 , 2003	Dec. 31, 2003 Series B Preferred Stock May 09, 2003	Dec. 31, 2003 Series B Preferred Stock August 27, 2003	Dec. 31, 2003 Series B Preferred Stock Predecessor 3rd Quarter	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2005 Common Stock	Dec. 31, 1996 Common Stock December 28 ,1995	Dec. 31, 1996 Common Stock November 07 ,1996	Dec. 31, 1996 Common Stock November 29, 1996	Dec. 31, 1996 Common Stock December 19 ,1996	Dec. 31, 1996 Common Stock December 26 ,1996	Dec. 31, 2001 Common Stock July 01, 2001 (b)	Dec. 31, 2001 Common Stock September 30, 2001	Dec. 31, 2001 Common Stock November 01 , 2001	Dec. 31, 2003 Common Stock March 31, 2003	Dec. 31, 2002 Common Stock August 01, 2002	Dec. 31, 2003 Common Stock January 07, 2003	Dec. 31, 2007 Common Stock 1st Quarter	Dec. 31, 2006 Common Stock 1st Quarter	Dec. 31, 2005 Common Stock 1st Quarter	Dec. 31, 2004 Common Stock 1st Quarter	Dec. 31, 2006 Common Stock 2nd Quarter	Dec. 31, 2005 Common Stock 2nd Quarter	Dec. 31, 2004 Common Stock 2nd Quarter	Dec. 31, 2007 Common Stock 3rd Quarter	Dec. 31, 2006 Common Stock 3rd Quarter	Dec. 31, 2005 Common Stock 3rd Quarter	Dec. 31, 2004 Common Stock 3rd Quarter	Dec. 31, 2006 Common Stock 4th Quarter	Dec. 31, 2004 Common Stock 4th Quarter	Dec. 31, 2008 Common Stock Predecessor	Dec. 31, 2005 Common Stock Predecessor	Dec. 31, 2001 Common Stock Predecessor	Aug. 31, 2009 Common Stock Predecessor	Dec. 31, 2006 Common Stock Predecessor	Dec. 31, 2003 Common Stock Predecessor	Dec. 31, 2002 Common Stock Predecessor	Dec. 31, 1999 Common Stock Predecessor	Dec. 31, 1998 Common Stock Predecessor	Dec. 31, 1997 Common Stock Predecessor	Dec. 31, 1996 Common Stock Predecessor	Dec. 31, 2001 Common Stock Predecessor Gemini	Dec. 31, 2001 Common Stock Predecessor AFH	Dec. 31, 1997 Common Stock Predecessor December 27, 1997	Dec. 31, 1997 Common Stock Predecessor December 28 1997	Dec. 31, 1997 Common Stock Predecessor September 01 ,1997	Dec. 31, 1998 Common Stock Predecessor August 23 ,1998	Dec. 31, 1999 Common Stock Predecessor September 10,1999	Dec. 31, 2000 Common Stock Predecessor January 18, 2000	Dec. 31, 2000 Common Stock Predecessor March 01 ,2000	Dec. 31, 2000 Common Stock Predecessor April 04 ,2000	Dec. 31, 2001 Common Stock Predecessor July 01 ,2001	Dec. 31, 2001 Common Stock Predecessor August 10 ,2001	Dec. 31, 2001 Common Stock Predecessor August 28 ,2001	Aug. 31, 2009 Common Stock Predecessor 1st Quarter	Dec. 31, 2007 Common Stock Predecessor 1st Quarter	Dec. 31, 2006 Common Stock Predecessor 1st Quarter	Dec. 31, 2005 Common Stock Predecessor 1st Quarter	Dec. 31, 2004 Common Stock Predecessor 1st Quarter	Aug. 31, 2009 Common Stock Predecessor 2nd Quarter	Dec. 31, 2006 Common Stock Predecessor 2nd Quarter	Dec. 31, 2005 Common Stock Predecessor 2nd Quarter	Dec. 31, 2004 Common Stock Predecessor 2nd Quarter	Dec. 31, 2003 Common Stock Predecessor 2nd Quarter	Dec. 31, 2007 Common Stock Predecessor 3rd Quarter	Dec. 31, 2006 Common Stock Predecessor 3rd Quarter	Dec. 31, 2005 Common Stock Predecessor 3rd Quarter	Dec. 31, 2004 Common Stock Predecessor 3rd Quarter	Dec. 31, 2003 Common Stock Predecessor 3rd Quarter	Dec. 31, 2006 Common Stock Predecessor 4th Quarter	Dec. 31, 2004 Common Stock Predecessor 4th Quarter	Dec. 31, 2003 Common Stock Predecessor 4th Quarter	Aug. 31, 2009 Common Stock Predecessor Pre-Adjusted Balance	Dec. 31, 2009 Common Stock Successor	Jun. 30, 2012 Common Stock Successor	Dec. 31, 2010 Common Stock Successor	Jun. 30, 2012 Common Stock Successor Convertible Notes Payable [Member]	Jun. 30, 2012 Common Stock Successor 1st Quarter	Dec. 31, 2011 Common Stock Successor 1st Quarter	Jun. 30, 2012 Common Stock Successor 2nd Quarter	Dec. 31, 2011 Common Stock Successor 2nd Quarter	Dec. 31, 2011 Common Stock Successor 3rd Quarter	Dec. 31, 2011 Common Stock Successor 4th Quarter	Dec. 31, 2010 Common Stock Series A Preferred Stock Successor	Jun. 30, 2012 Subscription Receivable Successor	Dec. 31, 2011 Subscription Receivable Successor	Dec. 31, 2011 Subscription Receivable Successor 3rd Quarter	Dec. 31, 2009 Additional Paid-in Capital	Dec. 31, 2002 Additional Paid-in Capital	Dec. 31, 1996 Additional Paid-in Capital December 28 ,1995	Dec. 31, 1996 Additional Paid-in Capital November 07 ,1996	Dec. 31, 1996 Additional Paid-in Capital November 29, 1996	Dec. 31, 1996 Additional Paid-in Capital December 19 ,1996	Dec. 31, 1996 Additional Paid-in Capital December 26 ,1996	Aug. 31, 2009 Additional Paid-in Capital	Dec. 31, 2001 Additional Paid-in Capital July 01, 2001 (b)	Dec. 31, 2001 Additional Paid-in Capital September 30, 2001	Dec. 31, 2001 Additional Paid-in Capital November 01 , 2001	Dec. 31, 2002 Additional Paid-in Capital April 26, 2002	Dec. 31, 2003 Additional Paid-in Capital May 16 , 2003	Dec. 31, 2002 Additional Paid-in Capital May 31 , 2002	Dec. 31, 2003 Additional Paid-in Capital March 31, 2003	Dec. 31, 2003 Additional Paid-in Capital May 09, 2003	Dec. 31, 2002 Additional Paid-in Capital June 28, 2002	Dec. 31, 2002 Additional Paid-in Capital July 15, 2002	Dec. 31, 2002 Additional Paid-in Capital August 01, 2002	Dec. 31, 2002 Additional Paid-in Capital September 06 , 2002	Dec. 31, 2003 Additional Paid-in Capital January 07, 2003	Dec. 31, 2003 Additional Paid-in Capital August 27, 2003	Dec. 31, 2008 Additional Paid-in Capital 1st Quarter	Dec. 31, 2007 Additional Paid-in Capital 1st Quarter	Dec. 31, 2006 Additional Paid-in Capital 1st Quarter	Dec. 31, 2005 Additional Paid-in Capital 1st Quarter	Dec. 31, 2004 Additional Paid-in Capital 1st Quarter	Dec. 31, 2008 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2007 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2006 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2005 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2004 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2008 Additional Paid-in Capital 3rd Quarter	Dec. 31, 2007 Additional Paid-in Capital 3rd Quarter	Dec. 31, 2006 Additional Paid-in Capital 3rd Quarter	Dec. 31, 2005 Additional Paid-in Capital 3rd Quarter	Dec. 31, 2004 Additional Paid-in Capital 3rd Quarter	Dec. 31, 2008 Additional Paid-in Capital 4th Quarter	Dec. 31, 2007 Additional Paid-in Capital 4th Quarter	Dec. 31, 2006 Additional Paid-in Capital 4th Quarter	Dec. 31, 2005 Additional Paid-in Capital 4th Quarter	Dec. 31, 2004 Additional Paid-in Capital 4th Quarter	Dec. 31, 2003 Additional Paid-in Capital Predecessor	Dec. 31, 2002 Additional Paid-in Capital Predecessor	Dec. 31, 2001 Additional Paid-in Capital Predecessor	Aug. 31, 2009 Additional Paid-in Capital Predecessor	Dec. 31, 2008 Additional Paid-in Capital Predecessor	Dec. 31, 2007 Additional Paid-in Capital Predecessor	Dec. 31, 2006 Additional Paid-in Capital Predecessor	Dec. 31, 2005 Additional Paid-in Capital Predecessor	Dec. 31, 2004 Additional Paid-in Capital Predecessor	Dec. 31, 1999 Additional Paid-in Capital Predecessor	Dec. 31, 1998 Additional Paid-in Capital Predecessor	Dec. 31, 1997 Additional Paid-in Capital Predecessor	Dec. 31, 1996 Additional Paid-in Capital Predecessor	Dec. 31, 2001 Additional Paid-in Capital Predecessor Gemini	Dec. 31, 2001 Additional Paid-in Capital Predecessor AFH	Dec. 31, 1997 Additional Paid-in Capital Predecessor December 27, 1997	Dec. 31, 1997 Additional Paid-in Capital Predecessor December 28 1997	Dec. 31, 1997 Additional Paid-in Capital Predecessor September 01 ,1997	Dec. 31, 1998 Additional Paid-in Capital Predecessor August 23 ,1998	Dec. 31, 1999 Additional Paid-in Capital Predecessor September 10,1999	Aug. 31, 2009 Additional Paid-in Capital Predecessor	Dec. 31, 2000 Additional Paid-in Capital Predecessor January 18, 2000	Dec. 31, 2000 Additional Paid-in Capital Predecessor March 01 ,2000	Dec. 31, 2000 Additional Paid-in Capital Predecessor April 04 ,2000	Dec. 31, 2001 Additional Paid-in Capital Predecessor July 01 ,2001	Dec. 31, 2001 Additional Paid-in Capital Predecessor August 10 ,2001	Dec. 31, 2001 Additional Paid-in Capital Predecessor August 28 ,2001	Aug. 31, 2009 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2008 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2007 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2006 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2005 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2004 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2003 Additional Paid-in Capital Predecessor 1st Quarter	Dec. 31, 2002 Additional Paid-in Capital Predecessor 1st Quarter	Aug. 31, 2009 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2008 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2007 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2006 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2005 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2004 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2003 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2002 Additional Paid-in Capital Predecessor 2nd Quarter	Dec. 31, 2008 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2007 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2006 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2005 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2004 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2003 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2002 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2001 Additional Paid-in Capital Predecessor 3rd Quarter	Dec. 31, 2008 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2007 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2006 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2005 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2004 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2003 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2002 Additional Paid-in Capital Predecessor 4th Quarter	Dec. 31, 2001 Additional Paid-in Capital Predecessor 4th Quarter	Aug. 31, 2009 Additional Paid-in Capital Predecessor Pre-Adjusted Balance	Dec. 31, 2009 Additional Paid-in Capital Successor	Dec. 31, 2010 Additional Paid-in Capital Successor	Jun. 30, 2012 Additional Paid-in Capital Successor	Dec. 31, 2011 Additional Paid-in Capital Successor	Jun. 30, 2012 Additional Paid-in Capital Successor Convertible Notes Payable [Member]	Jun. 30, 2012 Additional Paid-in Capital Successor 1st Quarter	Dec. 31, 2011 Additional Paid-in Capital Successor 1st Quarter	Dec. 31, 2010 Additional Paid-in Capital Successor 1st Quarter	Jun. 30, 2012 Additional Paid-in Capital Successor 2nd Quarter	Dec. 31, 2011 Additional Paid-in Capital Successor 2nd Quarter	Dec. 31, 2010 Additional Paid-in Capital Successor 2nd Quarter	Dec. 31, 2011 Additional Paid-in Capital Successor 3rd Quarter	Dec. 31, 2010 Additional Paid-in Capital Successor 3rd Quarter	Dec. 31, 2011 Additional Paid-in Capital Successor 4th Quarter	Dec. 31, 2010 Additional Paid-in Capital Successor 4th Quarter	Dec. 31, 2010 Additional Paid-in Capital Series A Preferred Stock Successor	Dec. 31, 2004 Treasury Stock 4th Quarter	Dec. 31, 2001 Treasury Stock Predecessor	Aug. 31, 2009 Treasury Stock Predecessor	Dec. 31, 2008 Treasury Stock Predecessor	Dec. 31, 2007 Treasury Stock Predecessor	Dec. 31, 2006 Treasury Stock Predecessor	Dec. 31, 2005 Treasury Stock Predecessor	Dec. 31, 2004 Treasury Stock Predecessor	Dec. 31, 1999 Treasury Stock Predecessor	Dec. 31, 1998 Treasury Stock Predecessor	Dec. 31, 1998 Treasury Stock Predecessor September 29,1998	Dec. 31, 2004 Treasury Stock Predecessor 4th Quarter	Aug. 31, 2009 Treasury Stock Predecessor Pre-Adjusted Balance	Dec. 31, 2008 Accumulated Other Comprehensive Income	Dec. 31, 2007 Accumulated Other Comprehensive Income	Dec. 31, 2006 Accumulated Other Comprehensive Income	Dec. 31, 2005 Accumulated Other Comprehensive Income	Dec. 31, 2004 Accumulated Other Comprehensive Income	Dec. 31, 2008 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2007 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2006 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2005 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2004 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2003 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2002 Accumulated Other Comprehensive Income Predecessor	Dec. 31, 2008 Accumulated Deficit During Development Stage	Dec. 31, 2007 Accumulated Deficit During Development Stage	Dec. 31, 2006 Accumulated Deficit During Development Stage	Dec. 31, 2005 Accumulated Deficit During Development Stage	Dec. 31, 2004 Accumulated Deficit During Development Stage	Dec. 31, 1996 Accumulated Deficit During Development Stage	Aug. 31, 2009 Accumulated Deficit During Development Stage	Aug. 31, 2009 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2008 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2007 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2006 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2005 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2004 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2003 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2002 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2001 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 2000 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 1999 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 1998 Accumulated Deficit During Development Stage Predecessor	Dec. 31, 1997 Accumulated Deficit During Development Stage Predecessor	Aug. 31, 2009 Accumulated Deficit During Development Stage Predecessor Pre-Adjusted Balance	Dec. 31, 2009 Accumulated Deficit During Development Stage Successor	Jun. 30, 2012 Accumulated Deficit During Development Stage Successor	Dec. 31, 2011 Accumulated Deficit During Development Stage Successor	Dec. 31, 2010 Accumulated Deficit During Development Stage Successor	Dec. 31, 2008 Noncontrolling Interest Predecessor	Dec. 31, 2007 Noncontrolling Interest Predecessor	Dec. 31, 2006 Noncontrolling Interest Predecessor
Beginning Balance, Shares																																																																																																																																																																											41,639,657	34,194,899	2,843,045		34,362,731	26,672,192	15,227,963	2,692,996	2,640,490	2,636,031	2,316,508																																42,820,380	11,400,000	95,678,255	14,692,167																																																																																																																																			2,400		4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	2,400	2,400			4,000,000
Beginning Balance																																															$ (88,471,121)	$ (56,792,935)	$ (39,519,209)	$ (8,096,897)	$ 28,985,425	$ 17,263,725	$ 5,206,930	$ 1,052,400	$ (2,228,467)	$ (1,423,349)	$ (266,571)	$ (40,683)	$ (129,648)																																																							$ (5,600,501)	$ (15,072,888)	$ (15,072,888)																																																							$ 41,640	$ 34,195	$ 2,843		$ 34,363	$ 26,672	$ 15,228	$ 2,692	$ 2,639	$ 2,635	$ 2,316																																																																																									$ 25,573,999	$ 5,321,761	$ 451,517		$ 131,341,227	$ 129,208,631	$ 111,516,561	$ 109,879,125	$ 109,935,174	$ 449,710	$ 299,763	$ 279,700	$ 138,504																																																																	$ (50,280)		$ (25,974,000)	$ (25,974,000)	$ (25,974,000)	$ (25,974,000)	$ (25,974,000)	$ (50,280)	$ (50,280)									$ 718,926	$ (127,462)	$ (784,644)	$ 464,110	$ 374,380	$ 13,875									$ (193,879,987)	$ (160,788,132)	$ (124,968,671)	$ (91,251,638)	$ (55,474,054)	$ (33,999,585)	$ (20,399,211)	$ (4,284,551)	$ (2,632,547)	$ (1,825,471)	$ (518,693)	$ (323,018)	$ (270,468)
Beginning Balance																																															(88,471,121)	(56,792,935)	(39,519,209)																																																															(11,146,504)	(1,833,849)	(5,600,501)	(15,072,888)	(15,072,888)	(4,128,485)	(1,833,849)	(1,833,849)																																																				41,640				34,363																																						42,820	11,400	95,678	14,692									(550,020)	(550,020)																																															(7,688,831)	131,341,227	129,208,631	111,516,561																																																					142,737,500	(2,228,231)	508,347	44,418,999	43,734,339																(25,974,000)	(25,974,000)	(25,974,000)							(25,974,000)						718,926	(127,462)												382,982	(194,057,337)	(162,646,158)	(127,073,044)											(127,952,824)		(48,880,498)	(17,531,157)	(4,651,524)	1,858,026	2,104,373
Issuance of common & preferred stock for cash/services								820	50,000	10,000	30,000	50,000	150,000			1,347	60	146							92,400											56,817,434		13,752,167															(1,087,200)									95,000	10,255	36,260	20,067		1,923	25	10	56	45	2,020,000	40,000	471,555	2,818,236	1,145,750		2,773,328	18,455,561														56,817,434				13,752,167				310,000								279,500								3,469,400								1,580,560		20,587,418				905	890	795	230	75	144			364,000	46	110	3,359		25			2,285	11	2	7	11	125	314			38	62							7,200	6,767																			21	287	11	4	53	54	69	28	157		27									7,200		6,767				202			137				5,077					1,909	41,409		607			(550,020)		2,772,239	(1,465)	49,989	9,998	29,993	49,989		(80)	471,241	218,754	2,817,331	1,145,704	2,473,380		2,773,218	712,991	233,886	57,562		92,338	18,452,202										56,810,234		13,745,400										502,517														94,979	9,968	36,249	20,063	149,947		1,869	(44)	(18)	(101)	2,018,653	39,973														56,810,234				13,745,400				309,798								279,363					3,464,323								1,578,651		21,096,029				363,393																																							(1,087,200)	(502,661)
Issuance of common & preferred stock for cash/services, shares															125,000	1,346,669	60,000						38,400			3,359,331																																																																																																									905,000	890,250	795,000	229,642	75,108	143,507				45,500	110,250			25,501			2,285,291	11,149	2,230	6,690	11,148		314,370	145,933			61,600							7,200,000	6,767,647																			21,182	287,193	11,148	4,459	52,506	53,583	68,698	27,768	156,960		26,667									7,200,000		6,767,647				202,500			136,500				5,076,664					1,908,889	41,409,461		606,667
Repurchase of common/treasury stock																																														(25,974,000)																				(50,280)																																										25,974,000																																																																																																																																																																																																																																														(25,974,000)										(50,280)	25,974,000
Repurchase of common stock/treasury, shares																																																																																																																																																																																																																																																																																																																																																										4,000,000										2,400	4,000,000
Issuance of common stock for capitalization of accrued salaries																																																																								328,125																																																																																																																									70																																																																																																						328,055
Issuance of common stock for capitalization of accrued salaries, shares																																																																																																																																																																																																	70,000
Issuance of common stock for conversion of convertible securities														35,382																																																										1,611,346								344,000								10,470,000						40,701							(78,809)																																				(72)	(2,967)					(156)																																																		1,750		38					1,143				147					7,189																																																																																						1,609,596		343,962								10,468,857						40,626							(82,875)
Issuance of common stock for conversion of convertible securities, shares																																																																																																																																									(70,954)	(2,967,553)					(155,750)																																																		1,750,000		37,564					1,143,324				147,062					7,188,793
Issuance of common stock for conversion of convertible shareholder notes payable																																																																								135,667																																																																																																																									209																																																																																																						135,458
Issuance of common stock for conversion of convertible shareholder notes payable, shares																																																																																																																																																																																																	208,972
Issuance of common stock for bridge financing																																																							108																																																																																																																						300																																																																																																			(192)
Issuance of common stock for bridge financing, shares																																																																																																																																																																													300,000
Retirement of treasury stock																																																																																																																																																																																																																																																																																(50,280)																																																																											50,280
Retirement of treasury stock, shares																																																																																																																																																																																																																																																																																																																																																											(2,400)
Issuance of common stock for net assets/acquisition																																																																													540,000																																																																														100																											3,942	3,900																																																											539,900																																									(3,942)	(3,900)
Issuance of common stock for net assets/acquisition, shares																																																																																																																																																											100,000																											3,942,400	3,899,547
Transaction and fund raising expenses																																																																								(48,547)																																																																																																																																																																																																																															(48,547)
Uncompensated contribution of services																		218,900	2,773,129	2,474,175	713,221	233,961	57,600																																						755,556																									100,000	100,000							100,000	100,000							100,000	55,556							100,000	100,000			0	0	0	0	0	0																																																																																																																																																																																								100,000	100,000							100,000	100,000							100,000	55,556							100,000	100,000
Issuance of warrants for services																								103,388																																																																																													(2,890,711)																																																																																																																																		103,388																																																																																				(2,890,711)
Deemed dividend associated with beneficial conversion of preferred stock																																																																																																																																																																																																																																																																														1,244,880	10,178,944																																																																																																																	(1,244,880)	(10,178,944)
Cancellation/Retirement of common/restricted stock		1																																														(1)																													(119,459)																																																																				1										(79)																(1)																																																																							(119,380)
Cancellation/Retirement of common/restricted stock, shares																																																																																																																																																	165										(79,382)																(165)
Conversion of warrant into common stock							101																																																																																																																	25,156	30,573	327,813		49,239	4,558,322		3,554,064		53,437																																79		28				12																																79			28		114			12		213						2,200			400	3,894		11,554	7,480	400																															(79)				(28)					(12)																																							(79)							(28)		(114)					(12)		(213)																25,055	30,173	323,919		47,039	4,546,768		3,546,584		53,037
Conversion of warrants in to common stock, shares																																																																																																																																																																	78,526		27,785				12,605																																78,526			27,785		114,598			12,605		212,834			393					100,625	400,000	3,894,000	2,200,000	11,554,000	7,480,000	400,000
Compensation expense on options and warrants issued to non-employees and directors																													46,336		1,410,498			407,012		143,462					229,133												412,812																													39,742	42,810	33,565	1,410,498					39,981	96,177	(61,762)	143,462					25,627	(137,187)	229,133						34,772	18,844	127,497																																																																																											1,410,498																																																					46,336		1,410,498			407,012		143,462					229,133						412,812																													39,742	42,810	33,565						39,981	96,177	(61,762)	143,462					25,627	(137,187)	229,133						34,772	18,844	127,497
Adjustments to stock granted during period value share based compensation to employees non employees and directors																																							389,458					390,547		127,497																																																																																																																																																																																																																								389,458					390,547		127,497
Adjustments to stock granted during period value share based compensation to non employees																												39,742	42,810	33,565			39,981	96,177	(61,762)				25,627	(137,187)				34,772	18,844																																																																																																																																																																																																														39,742	42,810	33,565			39,981	96,177	(61,762)				25,627	(137,187)				34,772	18,844
Issuance of common stock for cash in connection with exercise of stock options																												23,100		75,000	95,000			16,500				3,166	156,900		190,000																																									23,100		75,000	95,000						16,500						3,166	156,900		190,000																																																										15		25	15	10			2	76		110																												15		25	15		10		52		2	76		110													246																														23,085		74,975	94,985			16,490				3,164	156,824		189,890																																			23,085		74,975	94,985						16,490		(52)				3,164	156,824		189,890																						(246)
Issuance of common stock for cash in connection with exercise of stock options, shares																																																																																																																																																														15,000		25,000	15,000	10,000			1,666	76,000		110,000																												15,000		25,000	15,000		10,000		51,828		1,666	76,000		110,000													246,141
Issuance of common stock in connection with exercise of warrants																															7,720							894,304																																															7,720												894,304																									241,831			6,072,957		945,376																																		4			52	493			7		28																													4						493			7			28								289		7,230	891																																7,716					(52)		893,811			(7)					(28)																																	7,716												893,811			(7)								(28)											241,542			6,065,727		944,485
Issuance of common stock in connection with exercise of warrants, shares																																																																																																																																																																	4,000			51,828	492,613			7,431		27,652																													4,000						492,613			7,431			27,652								289,599		7,230,103	890,564
Compensation expense on acceleration of options																																													14,950																																																														14,950																																																																																																																																																																	14,950																																																								14,950
Compensation expense on restricted stock award issued to employee																																											88		606																																																														606																																																																																																																																																															88		606																																																								606
Conversion of predecessor company shares																																																																																																																																																		94																										94
Compensation expense on option awards issued to employees/directors/consultants																											151,305	448,067				193,754	462,363				171,012	478,795				166,196	378,827																																					138,798	151,305	448,067	46,336					112,616	193,754	462,363	407,012					171,012	478,795	389,458						166,196	378,827	390,547							326,838								278,959	995,551	324,377	277,170	1,082,503	222,011	225,235	183,231	259,985	104,094																																																																																																																								151,305	448,067				193,754	462,363				171,012	478,795				166,196	378,827																															138,798	151,305	448,067	46,336					112,616	193,754	462,363	407,012					171,012	478,795	389,458						166,196	378,827	390,547							326,838					278,959	995,551	324,377	277,170	1,082,503	222,011	225,235	183,231	259,985	104,094
Compensation expense on restricted stock issued to employees																												88	23,497				88	4,210				88	3,605					88																																						88	23,497							88	4,210						88	3,605							88	88																																																					129																																						129																																																						88	23,368				88	4,210				88	3,605					88																																88	23,368							88	4,210						88	3,605							88	88
Compensation expense on restricted stock issued to employees, shares																																																																																																																																																															128,750																																						128,750
Cancellation of unvested restricted stock																																																																																																																																																																		97							15																																(97)									(15)																																															(97)										(15)																																									97															15
Cancellation of unvested restricted stock, shares																																																																																																																																																																		(97,400)							(15,002)																																(97,400)									(15,002)
Acquisition of Agera				2,182,505																																														2,182,505																																																																																																																																																																																																																																																																																																																																			2,182,505																									2,182,505
Expense in connection with modification of employee stock options																											1,262,815	1,178,483																																																					1,262,815	1,178,483																																																																																																																																																																								1,262,815	1,178,483																																															1,262,815	1,178,483
Compensation expense on option awards issued to non-employees																											44,849					62,697					166,687					(86,719)																																						1,746	44,849								62,697							166,687								(86,719)									386,380								28,483	38,203	18,391		250,473	33,206		7,724		27,507																																																																																																																								44,849					62,697					166,687					(86,719)																																1,746	44,849								62,697							166,687								(86,719)									386,380					28,483	38,203	18,391		250,473	33,206		7,724		27,507
Balance of expense due to cancellation of options issued to employees and directors in bankruptcy																																																																																																																																																																																																																																											294,912																																																							294,912
Cancellation of Predecessor common stock and fresh start adjustments																																															(124,495,151)														(124,495,151)																																																																																																																	(42,820)																																																																																																			(150,426,331)																																																																											25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss																																															128,335,806														128,335,806																																																																																																																																																																																																																																																																																																																													128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares																																																																																																																																																																														(42,820,380)																																																																																																																																																																														(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11																																															5,472,000														5,472,000																																																																																																																	11,400																																																																																																			5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares																																																																																																																																																																														11,400,000
Issuance of 2.7 million shares of common stock in connection with the exit financing	58,652																																																																																																																1,800,000																																																																																																					2,667																																																																																																																				1,797,333
Issuance of 2.7 million shares of common stock in connection with the exit financing, shares																																																																																																																																																																																																																						2,666,666
Issuance of common stock for cash in connection with exercise of warrants																																									59,695																																																											59,695																																																																				28																																								28																				58,627																																				59,667																																																					59,667
Issuance of common stock for cash in connection with exercise of warrants, shares																																																																																																																																																																								28,270																																								28,270
Compensation expense on shares issued to management																																																																																																																	168,000									18,000	18,000	(2,219)	18,000	18,000	12,000	18,000		18,000																																																																																				600																																																																																																																				167,400						18,000	18,000	(2,219)	18,000	18,000	12,000	18,000		18,000
Compensation expense on shares issued to management, shares																																																																																																																																																																																																																						600,000
Comprehensive income (loss):
Net loss		(33,091,855)	(35,819,461)	(35,899,538)	(35,777,584)	(21,474,469)																																													(35,777,584)	(21,474,469)	(11,268,294)	(5,433,055)	(1,652,004)	(807,076)	(1,306,778)	(195,675)	(52,550)	(270,468)	(117,121,644)																																																					(15,467,199)	(27,163,910)	(31,349,341)	(12,879,633)	(49,263,480)	(64,730,678)																																																																																																																																																																																																																																																												(33,091,855)	(35,819,461)	(35,899,538)	(35,777,584)	(21,474,469)	(270,468)						(35,777,584)	(21,474,469)	(11,268,294)	(5,433,055)	(1,652,004)	(807,076)	(1,306,778)	(195,675)	(52,550)
Net income (loss)																																															65,927,163	(33,091,855)	(35,819,461)	(35,899,538)											(117,121,644)																																																				(5,034,506)	(15,467,199)	(27,163,910)	(31,349,341)	(12,879,633)	(49,263,479)	(64,730,678)																																																																																																																																																																																																																																																																			65,927,163	(31,411,179)	(35,573,114)	(35,821,406)											(5,034,506)	(15,467,199)	(31,349,341)	(12,879,633)	(1,680,676)	(246,347)	(78,132)
Reclassification of foreign exchange gain on substantial liquidation of foreign entities		(2,152,569)																																														(2,152,569)																																																																																																																																																																																																																																																																																																																							(2,152,569)					(2,152,569)
Other comprehensive loss, foreign currency translation adjustment		1,433,643	846,388	657,182	(1,372,600)	79,725																																										1,433,643	846,388	657,182	(1,372,600)	79,725	360,505	13,875																																																																																																																																																																																																																																																																																																																	1,433,643	846,388	657,182	(1,372,600)	79,725	1,433,643	846,388	657,182	(1,372,600)	79,725	360,505	13,875
Foreign exchange gain on substantial liquidation of foreign entity					133,851																																														133,851																																																																																																																																																																																																																																																																																																																							133,851					133,851
Other comprehensive income, net unrealized gain on available-for-sale investments					(10,005)	10,005																																													(10,005)	10,005																																																																																																																																																																																																																																																																																																																						(10,005)	10,005				(10,005)	10,005
Comprehensive income (loss)																																																			(37,026,338)	(21,384,739)																																																																(31,349,341)	(12,879,633)	(49,349,479)
Comprehensive income (loss)		(33,810,781)	(34,973,073)	(35,242,356)	(37,026,338)	(21,384,739)																																									65,927,163	(33,810,781)	(34,973,073)	(35,242,356)			(10,907,789)	(5,419,180)																																																											(5,034,506)			(31,349,341)	(12,879,633)
Ending Balance																																															(7,305,849)	(88,471,121)	(56,792,935)	(39,519,209)											(7,305,849)																																																			(11,146,504)	(4,128,485)	(20,380,399)		(5,600,501)	(15,072,888)	(5,600,501)	(20,380,399)																																																				41,639				34,363																																						42,820	14,692	98,379	20,376									(550,020)	(550,020)																																															(7,688,831)	131,341,227	129,208,631	111,516,561																																																					142,737,500	508,347	2,437,893	44,418,999	43,734,339																(25,974,000)	(25,974,000)	(25,974,000)							(25,974,000)							718,926	(127,462)											382,982		(194,057,337)	(162,646,158)	(127,073,044)										(127,952,824)	(4,651,524)	(64,347,697)	(48,880,498)	(17,531,157)	177,350	1,858,026	2,104,373
Ending Balance																																																$ (88,471,121)	$ (56,792,935)	$ (39,519,209)	$ (8,096,897)	$ 28,985,425	$ 17,263,725	$ 5,206,930	$ 1,052,400	$ (2,228,467)	$ (1,423,349)	$ (266,571)	$ (40,683)	$ (129,648)																																																						$ (20,380,339)		$ (5,600,501)	$ (15,072,888)	$ (5,600,501)	$ (20,380,339)																	$ 3,039																																			$ 41,639	$ 34,260	$ 15,190		$ 34,363	$ 26,672	$ 15,228	$ 2,692	$ 2,639	$ 2,635	$ 2,316																																																																																									$ 50,862,258	$ 25,573,999	$ 5,321,761		$ 131,341,227	$ 129,208,631	$ 111,516,561	$ 109,879,125	$ 109,935,174	$ 449,710	$ 299,763	$ 279,700	$ 138,504																																																																			$ (25,974,000)	$ (25,974,000)	$ (25,974,000)	$ (25,974,000)	$ (25,974,000)	$ (50,280)	$ (50,280)										$ 718,926	$ (127,462)	$ (784,644)	$ 464,110	$ 374,380	$ 13,875									$ (193,879,987)	$ (160,788,132)	$ (124,968,671)	$ (91,251,638)	$ (55,474,054)	$ (33,999,585)	$ (20,399,211)	$ (4,284,551)	$ (2,632,547)	$ (1,825,471)	$ (518,693)	$ (323,018)
Ending Balance, Shares																																																																																																																																								3,038,507																																			41,639,492	34,260,383	15,189,563		34,362,731	26,672,192	15,227,963	2,692,996	2,640,490	2,636,031	2,316,508																																42,820,380	14,692,167	98,378,880	20,375,498																																																																																																																																					4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	2,400	2,400			4,000,000